Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 38	¥ 28
Trading account assets	10,271	13,752
Available-for-sale securities	13,353	15,939
Loans	8,796	8,860
Other assets	677	900
Total	¥ 33,135	¥ 39,479